Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Earnings Reinvested in the Business [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2008		$ 5,396	$ 82,261	$ 873,444	$ (116,217)	$ (26,288)
Beginning Balance, Shares (in shares) at Dec. 31, 2008					5,798,297
Net earnings	86,561			86,561			86,561
Unrealized gain on cash flow hedges, arising during the period, net of tax						826	826
Reclassification adjustment for cash flow hedges included in net income, net of tax						(987)	(987)
Pension adjustment, net of tax						(6,136)	(6,136)
Foreign currency translation						31,295	31,295
Total comprehensive income							111,559
Cash dividends paid				(37,042)
Share-based compensation			4,088		(228)
Share-based compensation (in shares)					11,400
Stock options exercised			901		10,065
Stock options exercised (in shares)					(502,167)
Nonvested stock issued upon vesting			(1,830)		1,830
Nonvested stock issued upon vesting (in shares)					(91,300)
Benefit plans			34		672
Benefit plans (in shares)					(33,520)
Other			50
Ending Balance at Dec. 31, 2009		5,396	85,504	922,963	(103,878)	(1,290)
Ending Balance, Shares (in shares) at Dec. 31, 2009					5,182,710
Net earnings	107,144			107,144			107,144
Unrealized gain on cash flow hedges, arising during the period, net of tax						628	628
Reclassification adjustment for cash flow hedges included in net income, net of tax						(284)	(284)
Pension adjustment, net of tax						910	910
Foreign currency translation						(14,594)	(14,594)
Total comprehensive income							93,804
Cash dividends paid				(39,013)
Share-based compensation			5,746		(68)
Share-based compensation (in shares)					3,400
Stock options exercised			1,365		11,668
Stock options exercised (in shares)					(582,174)
Nonvested stock issued upon vesting			(4,609)		4,609
Nonvested stock issued upon vesting (in shares)					(229,951)
Benefit plans			184		567
Benefit plans (in shares)					(28,273)
Other			837
Ending Balance at Dec. 31, 2010	983,785	5,396	89,027	991,094	(87,102)	(14,630)
Ending Balance, Shares (in shares) at Dec. 31, 2010					4,345,712
Net earnings	120,484			120,484			120,484
Unrealized gain on cash flow hedges, arising during the period, net of tax						914	914
Reclassification adjustment for cash flow hedges included in net income, net of tax						(699)	(699)
Pension adjustment, net of tax						3,652	3,652
Foreign currency translation						(28,285)	(28,285)
Total comprehensive income							96,066
Cash dividends paid				(41,968)
Share-based compensation			7,819
Stock options exercised			242		2,412
Stock options exercised (in shares)					(120,368)
Nonvested stock issued upon vesting			(3,526)		3,526
Nonvested stock issued upon vesting (in shares)					(175,972)
Benefit plans			148		229
Benefit plans (in shares)					(11,361)
Other			477
Ending Balance at Dec. 31, 2011	$ 1,049,210	$ 5,396	$ 94,187	$ 1,069,610	$ (80,935)	$ (39,048)
Ending Balance, Shares (in shares) at Dec. 31, 2011					4,038,011